Bank borrowings - Borrowing detail by maturity - (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Borrowings [abstract]
Non-Current Amount	$ 132,821
Credit facilities
Borrowings [abstract]
Non-Current Amount	$ 132,821